Financial Instruments and Management of Financial Risks	12 Months Ended
Dec. 31, 2017
Financial Instruments and Management of Financial Risks [Abstract]
FINANCIAL INSTRUMENTS AND MANAGEMENT OF FINANCIAL RISKS
NOTE 10:-	FINANCIAL INSTRUMENTS AND MANAGEMENT OF FINANCIAL RISKS

a.	Classification of financial assets and financial liabilities

Below is the classification of financial assets and financial liabilities in the Statement of Financial Position:

	December 31,	December 31,
	2017	2016
	US Dollars	US Dollars

Financial assets
Cash and cash equivalents	37,934	18,996
Prepaid expenses and receivables	12,153	3,968
	50,087	22,964
Financial liabilities
Trade accounts Payables	50,989	5,874
Related Party loans	181,607	194,900
Accrued liabilities	64,704	14,965
	297,300	215,739

b.	Financial risk factors

The Company’s activities expose it to a variety of financial risks: market risk (including foreign exchange risk), credit and interest risks and liquidity risk and the risk of failing to secure additional investments that are required to finance its operations. The Company’s overall risk management program focuses on the unpredictability of financial markets and seeks to minimize potential adverse effects on the Company’s financial performance.

Risk management is performed by the Company’s Board of Directors, who identifies and evaluates financial risks in close cooperation with the Company’s Chief Executive Officer. The Company’s Chief Executive Officers responsible for carrying out risk management activities in accordance with guidelines of the Board of Directors. The Board of Directors provides guidelines for overall risk management, as well as policies dealing with specific areas (if relevant), such as exchange rate risk, interest rate risk, credit risk, use of financial instruments, and investment of excess cash. In order to minimize the risk exposure to market risk and credit risk the Company invested the majority of its cash balances in highly-rated bank deposits with maturity of less than a year.

1. Liquidity risk

Prudent liquidity risk management implies maintaining sufficient cash and the availability of funding through an adequate amount of committed credit facilities. Management monitors rolling forecasts of the Company’s liquidity reserve (comprising cash and cash equivalents and deposits). This is generally carried out based on the expected cash flows in accordance with practice and limits set by the management of the Company.

The Company is in the research and development stage and has not yet generated any revenue from sales of its product candidates. The Company is therefore exposed to liquidity risk, taking into consideration the forecasts of cash flows required to finance its investments and other activities.

2. Market risk

Foreign exchange risk - The Company might be exposed to foreign exchange risk as a result of making payments to employees or service providers and investing in currencies other than the U.S. dollars - mostly in New Israeli Shekel.

Had the functional currency of the Company been stronger by 5% against the NIS, assuming all other variables remained constant, the Company would have recognized an additional expense of $8,330 in profit or loss for the year ended December 31, 2015.

Had the functional currency of the Company been stronger by 5% against the NIS, assuming all other variables remained constant, the Company would have recognized an immaterial expense of $7,042 in profit or loss for the year ended December 31, 2016.

3. Credit risk

The Company’s credit risk arises from cash and cash equivalents, bank deposits and unpaid receivable balances. Cash and cash equivalent balances of the company are deposited in an Israeli banking corporation. The Company management is of the opinion that there is insignificant credit risk regarding these amounts.

c.	Linkage term of financial liabilities by categories of financial instruments in accordance with IAS 39:

	Linked to USD	Linked to NIS	Total
December 31, 2017
Financial liabilities at depreciated cost	12,000	285,300	297,300
	12,000	285,300	297,300

December 31, 2016
Financial liabilities at depreciated cost	7,025	208,714	215,739
	7,025	208,714	215,739